Stockholders' Equity (Deficit) (Details 1) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 30, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Outstanding		3,568,308
Issued		1,331,722
Outstanding		4,900,030	3,568,308
Outstanding, Weighted Average Exercise Price		$ 8.96
Issued, Weighted Average Exercise Price		$ 7.52
Outstanding, Weighted Average Exercise Price		$ 8.48	$ 8.96
Warrants Issued	27,667		1,119,329	521,590
Warrants Exercise Price	$ 9.12		$ 0.39
Toucan Partners L L C [Member]
Warrants Exercise Price			$ 6.40
June 01 2007 Issue One [Member]
Warrants Issued			476,175
Warrants Exercise Price			$ 2.40
Warrants Expiration Date			May 31, 2015
December 3 2010 Issue One [Member]
Warrants Issued			15,984
Warrants Exercise Price			$ 2.40
Warrants Expiration Date			Dec. 02, 2013
February 2011 Issue One [Member]
Warrants Issued			312
Warrants Exercise Price			$ 2.40
Warrants Expiration Date			Feb. 07, 2014
March 2011 Issue One [Member]
Warrants Issued			300
Warrants Exercise Price			$ 2.40
Warrants Expiration Date			Mar. 30, 2014
September 30 2009 [Member]
Warrants Issued			106,476
Warrants Exercise Price			$ 3.20
Warrants Expiration Date			Sep. 29, 2012
November 2008 [Member]
Warrants Issued			9,464
Warrants Exercise Price			$ 5.60
Warrants Expiration Date			Nov. 06, 2013
September 2011 Issue One [Member]
Warrants Issued			8,493
Warrants Exercise Price			$ 6.24
Warrants Expiration Date			Nov. 06, 2013
December 2008 [Member] | Toucan Partners L L C [Member]
Warrants Issued			8,281
Warrants Exercise Price			$ 6.40
Warrants Expiration Date			Dec. 22, 2016
December 2011 [Member]
Warrants Issued			15,625
Warrants Exercise Price			$ 6.40
December 2011 [Member] | Toucan Partners L L C [Member]
Warrants Issued			15,625
Warrants Exercise Price			$ 6.40
Warrants Expiration Date			Dec. 01, 2014
November 06 2008 [Member]
Warrants Issued			68,471
Warrants Exercise Price			$ 6.56
Warrants Expiration Date			Nov. 06, 2013
May 2011 Issue One [Member]
Warrants Issued			723
Warrants Exercise Price			$ 6.88
Warrants Expiration Date			May 02, 2014
September 2011 Issue Two [Member]
Warrants Issued			21,187
Warrants Exercise Price			$ 8.00
Warrants Expiration Date			Sep. 06, 2016
May 2010 [Member]
Warrants Issued			31,250
Warrants Exercise Price			$ 8.48
Warrants Expiration Date			Nov. 17, 2015
May 2011 Issue Two [Member]
Warrants Issued			54,824
Warrants Exercise Price			$ 9.12
Warrants Expiration Date			May 31, 2016
June 2011 [Member]
Warrants Issued			279,738
Warrants Exercise Price			$ 9.12
Warrants Expiration Date			Jun. 28, 2016
November 2011 [Member]
Warrants Issued			93,456
Warrants Exercise Price			$ 9.12
Warrants Expiration Date			Nov. 10, 2014
June 01 2007 Issue Two [Member]
Warrants Issued			1,311,968
Warrants Exercise Price			$ 9.60
Warrants Expiration Date			May 31, 2015
December 3 2010 Issue Two [Member]
Warrants Issued			119,892
Warrants Exercise Price			$ 9.60
Warrants Expiration Date			Dec. 02, 2013
February 2011 Issue Two [Member]
Warrants Issued			2,343
Warrants Exercise Price			$ 9.60
Warrants Expiration Date			Feb. 07, 2014
March 2011 Issue Two [Member]
Warrants Issued			2,250
Warrants Exercise Price			$ 9.60
Warrants Expiration Date			Mar. 30, 2014
September 28 2009 [Member]
Warrants Issued			108,944
Warrants Exercise Price			$ 10.08
Warrants Expiration Date			Sep. 27, 2012
June 2011 Issue Two [Member]
Warrants Issued			98,913
Warrants Exercise Price			$ 11.04
Warrants Expiration Date			Jun. 28, 2016
January 2011 Issue One [Member]
Warrants Issued			15,625
Warrants Exercise Price			$ 11.52
Warrants Expiration Date			Jan. 14, 2015
June 2011 Issue Three [Member]
Warrants Issued			651
Warrants Exercise Price			$ 11.52
Warrants Expiration Date			Jan. 14, 2014
January 2010 [Member]
Warrants Issued			6,250
Warrants Exercise Price			$ 12.00
Warrants Expiration Date			Dec. 31, 2012
March 23 2010 To May 26 2010 [Member]
Warrants Issued			14,583
Warrants Exercise Price			$ 12.00
Warrants Expiration Date			May 25, 2013
July 2009 [Member] | Toucan Partners L L C [Member]
Warrants Issued			5,416
Warrants Exercise Price			$ 12.00
Warrants Expiration Date			Jul. 01, 2013
July 2010 Issue Two [Member]
Warrants Issued			18,750
Warrants Exercise Price			$ 12.00
Warrants Expiration Date			Jul. 06, 2013
July 14 2010 [Member]
Warrants Issued			120,936
Warrants Exercise Price			$ 12.00
Warrants Expiration Date			Jul. 13, 2015
October 13 2010 [Member]
Warrants Issued			5,000
Warrants Exercise Price			$ 12.00
Warrants Expiration Date			Oct. 12, 2013
November 2010 Issue One [Member]
Warrants Issued			4,739
Warrants Exercise Price			$ 12.00
Warrants Expiration Date			Nov. 22, 2015
December 3 2010 Issue Three [Member]
Warrants Issued			23,978
Warrants Exercise Price			$ 12.00
Warrants Expiration Date			Dec. 03, 2013
December 2010 Issue One [Member]
Warrants Issued			8,333
Warrants Exercise Price			$ 12.00
Warrants Expiration Date			Dec. 12, 2015
December 2010 Issue Two [Member]
Warrants Issued			7,385
Warrants Exercise Price			$ 12.00
Warrants Expiration Date			Dec. 28, 2015
January 2011 Issue Two [Member]
Warrants Issued			4,166
Warrants Exercise Price			$ 12.00
Warrants Expiration Date			Jan. 02, 2016
February 2011 Issue Three [Member]
Warrants Issued			468
Warrants Exercise Price			$ 12.00
Warrants Expiration Date			Feb. 07, 2014
March 2011 Issue Three [Member]
Warrants Issued			450
Warrants Exercise Price			$ 12.00
Warrants Expiration Date			Mar. 30, 2014
September 2011 Issue Three [Member]
Warrants Issued			216,456
Warrants Exercise Price			$ 12.00
Warrants Expiration Date			Sep. 06, 2016
Novemeber 29 2010 [Member]
Warrants Issued			2,304
Warrants Exercise Price			$ 12.80
Warrants Expiration Date			Nov. 23, 2013
January 2011 Issue Three [Member]
Warrants Issued			29,296
Warrants Exercise Price			$ 12.80
Warrants Expiration Date			Jan. 25, 2016
September 2010 [Member]
Warrants Issued			26,355
Warrants Exercise Price			$ 13.28
Warrants Expiration Date			Nov. 29, 2015
February 2010 [Member]
Warrants Issued			15,625
Warrants Exercise Price			$ 16.00
Warrants Expiration Date			Jan. 31, 2013
November 2010 Issue Two [Member]
Warrants Issued			203,125
Warrants Exercise Price			$ 24.00
Warrants Expiration Date			Nov. 04, 2013
February 9 2003 [Member]
Warrants Issued			833
Warrants Exercise Price			$ 24.48
Warrants Expiration Date			Feb. 08, 2013
January 8 2003 [Member]
Warrants Issued			833
Warrants Exercise Price			$ 42.56
Warrants Expiration Date			Jan. 07, 2013
December 26 2002 [Member]
Warrants Issued			1,666
Warrants Exercise Price			$ 51.84
Warrants Expiration Date			Dec. 25, 2012